Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax reconciliation [Abstract]
Profit before taxation	$ 288.3	$ 159.1	$ 336.2
Income tax and social contribution expense at the nominal Brazilian enacted tax rate - 34%	(98.0)	(54.1)	(114.3)
Tax on profits of overseas subsidiaries	(9.8)	(4.0)	(5.7)
Functional currency effect of the non monetary assets	(5.0)	206.1	(202.4)
Research and development tax incentives	43.8	36.5	44.9
Interest on own capital	16.9	6.1	12.5
Fiscal credits (recognized and non recognized)	19.3	(30.4)	9.8
Tax rate diference	5.3	(0.7)	(11.3)
Other difference between IFRS and fiscal basis	(1.1)	(89.2)	5.1
Other	3.1	(61.6)	6.0
Total income tax expense	72.5	62.8	(141.1)
Income tax and social contribution income (expense) benefit as reported	(25.5)	8.7	(255.4)
Current income tax and social contribution (expense) benefit as reported	(40.8)	(137.8)	(119.2)
Deferred income tax and social contribution income (expense) benefit as reported	$ 15.3	$ 146.5	$ (136.2)